THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK
CHINA — “A” SHARES
Aerospace & Defense — 0.9%
Beijing Cisri-Gaona Materials & Technology Co., Ltd. — A	269,434	$1,812,523

Banks — 4.6%
China Merchants Bank Co., Ltd. — A	1,201,547	9,362,120

Beverages — 2.1%
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. — A	19,400	851,874
Wuliangye Yibin Co., Ltd. — A	106,096	3,339,856

		4,191,730

Chemicals — 3.1%
Shandong Sinocera Functional Material Co., Ltd. — A	383,800	2,441,362
Shenzhen Capchem Technology Co., Ltd. — A	123,400	1,846,367
Skshu Paint Co., Ltd. — A	54,500	909,239
Wanhua Chemical Group Co., Ltd. — A	73,743	1,061,867

		6,258,835

Construction Materials — 1.0%
China Jushi Co., Ltd. — A	756,400	1,953,871

Electrical Equipment — 4.2%
Gotion High-tech Co., Ltd. — A*	260,400	1,651,941
Jiangsu Zhongtian Technology Co., Ltd. — A	592,006	1,556,298
NARI Technology Co., Ltd. — A	342,000	1,902,859
Sungrow Power Supply Co., Ltd. — A	185,200	3,353,597

		8,464,695

Electronic Equipment, Instruments & Components — 2.8%
Maxscend Microelectronics Co., Ltd. — A	47,400	1,966,801
Wingtech Technology Co., Ltd. — A	134,554	2,296,071
Xiamen Faratronic Co., Ltd. — A	41,500	1,293,188

		5,556,060

Food Products — 0.7%
Anjoy Foods Group Co., Ltd. — A	64,200	1,343,843

Health Care Providers & Services — 0.4%
Topchoice Medical Corp. — A*	32,900	770,959

Household Durables — 1.7%
Midea Group Co., Ltd. — A	299,329	3,482,327

Life Sciences Tools & Services — 0.9%
Hangzhou Tigermed Consulting Co., Ltd. — A	115,400	1,883,421

Machinery — 7.3%
Estun Automation Co., Ltd. — A	840,400	3,056,768
Jiangsu Guomao Reducer Co., Ltd. — A	112,925	612,074
Jiangsu Hengli Hydraulic Co., Ltd. — A	163,100	1,976,236
PNC Process Systems Co., Ltd. — A	169,957	1,121,447
Shenzhen Inovance Technology Co., Ltd. — A	291,104	2,790,922
Weichai Power Co., Ltd. — A	714,456	1,780,762

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
CHINA — “A” SHARES (continued)
Machinery — 7.3% (continued)
Wuxi Lead Intelligent Equipment Co., Ltd. — A	310,400		$3,551,439

			14,889,648

Pharmaceuticals — 1.4%
Jiangsu Hengrui Medicine Co., Ltd. — A	423,200		2,739,356

Semiconductors & Semiconductor Equipment — 5.2%
All Winner Technology Co., Ltd. — A	181,800		1,521,843
Gigadevice Semiconductor Beijing, Inc. — A	102,267		2,273,036
LONGi Green Energy Technology Co., Ltd. — A	213,741		2,403,217
NAURA Technology Group Co., Ltd. — A	17,002		771,018
Will Semiconductor Co., Ltd. Shanghai — A	44,600		1,808,223
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. — A	207,300		1,883,854

			10,661,191

Software — 4.8%
Beijing Kingsoft Office Software, Inc. — A	53,355		2,064,666
Sangfor Technologies, Inc. — A	39,567		966,755
Shanghai Baosight Software Co., Ltd. — A	331,400		2,838,413
Thunder Software Technology Co., Ltd. — A	168,662		3,720,966

			9,590,800

Specialty Retail — 2.0%
China International Travel Service Corp., Ltd. — A	119,500		3,945,672

Transportation Infrastructure — 0.8%
Shanghai International Airport Co., Ltd. — A*	195,800		1,558,833

TOTAL CHINA — “A” SHARES — (Cost $87,242,706)		43.9%	88,465,884

HONG KONG
Capital Markets — 1.0%
Hong Kong Exchanges & Clearing, Ltd.	37,000		2,106,811

Commercial Services & Supplies — 0.5%
China Everbright Environment Group, Ltd.	1,380,000		1,026,888

Entertainment — 1.7%
Bilibili, Inc. ADR(1)*	96,700		3,412,543

Gas Utilities — 0.4%
ENN Energy Holdings, Ltd.	45,500		724,623

Interactive Media & Services — 10.0%
Tencent Holdings, Ltd.	322,800		20,054,943

Internet & Direct Marketing Retail — 21.7%
Alibaba Group Holding, Ltd.*	1,034,808		16,038,714
JD.com, Inc.*	283,104		10,400,394
Meituan Dianping 144A*	319,600		9,359,324
Pinduoduo, Inc. ADR(1)*	129,800		7,767,232

			43,565,664

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Life Sciences Tools & Services — 0.3%
Wuxi Biologics Cayman, Inc. 144A*	67,500		$675,628

Real Estate Management & Development — 5.8%
China Overseas Land & Investment, Ltd.	1,287,500		3,814,081
CIFI Holdings Group Co., Ltd.	4,151,700		2,711,669
KE Holdings, Inc. ADR*	83,500		1,819,465
KWG Living Group Holdings, Ltd.	3,571,000		1,573,187
Times China Holdings, Ltd.	4,443,000		1,731,717

			11,650,119

Software — 0.5%
Kingdee International Software Group Co., Ltd.*	410,000		945,634

Specialty Retail — 1.4%
Zhongsheng Group Holdings, Ltd.(1)	377,000		2,910,880

TOTAL HONG KONG — (Cost $79,916,132)		43.3%	87,073,733

HONG KONG — “H” SHARES
Banks — 2.1%
China Construction Bank Corp.	5,406,000		4,143,829

Capital Markets — 9.0%
China International Capital Corp., Ltd. 144A	2,952,800		8,069,827
China Merchants Securities Co., Ltd. 144A	3,033,600		4,285,050
CITIC Securities Co., Ltd.	2,251,500		6,046,881

			18,401,758

Life Sciences Tools & Services — 0.9%
Pharmaron Beijing Co., Ltd. 144A	137,300		1,761,842

TOTAL HONG KONG — “H” SHARES — (Cost $21,566,132)		12.0%	24,307,429

TOTAL HONG KONG (INCLUDING “H” SHARES)) — (Cost $101,482,264)		55.3%	111,381,162

TOTAL COMMON STOCK — (Cost $188,724,970)		99.2%	199,847,046

RIGHTS
Capital Markets — 0.1%
CITIC Securities Co., Ltd., expires 2/23/2022*	350,625	0.1%	147,077

TOTAL RIGHTS — (Cost $0)			147,077

COLLATERAL FOR SECURITIES ON LOAN
Money Market Funds — 2.4%
Fidelity Investments Money Market Government Portfolio, 0.01%∞ (Cost $4,891,480)	4,891,480		4,891,480

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $4,891,480)		2.4%	4,891,480

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Name of Issuer and Title of Issue	Principal Amount		Value (Note A)
SHORT TERM INVESTMENTS
Time Deposits —1.3%
Citibank N.A. — New York, 0.01%, 2/1/2022	USD 2,647,056		$2,647,056

TOTAL SHORT TERM INVESTMENTS — (Cost $2,647,056)		1.3%	2,647,056

TOTAL INVESTMENTS — (Cost $196,263,506)		103.0%	207,532,659

OTHER ASSETS AND LIABILITIES		(3.0)%	(6,026,102)

NET ASSETS		100.0%	$201,506,557

Footnotes to Schedule of Investments

*	Denotes non-income producing security.
∞	Rate shown is the 7-day yield as of January 31, 2022.
(1)

A security (or a portion of the security) is on loan. As of January 31, 2022, the market value of securities loaned was $5,211,129. The loaned securities were secured with cash collateral of $4,891,480. Collateral is calculated based on prior day’s prices.

144A Securities exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these restricted securities amounted to $24,151,671, which represented 12.0% of total net assets.

ADR — American Depositary Receipt

HKD — Hong Kong dollar

USD — United States dollar

See notes to schedule of investments.

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

NOTE A – Security valuation:

Security Valuation: Portfolio securities listed on recognized U.S. or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors (the “Board”) considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. For securities listed on non North American exchanges the Fund fair values those securities daily using fair value factors provided by a third party pricing service if certain thresholds determined by the Board are met. Direct Investments, if any, are valued at fair value as determined by or at the direction of the Board based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities, if any, are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$13,908,479	$185,938,567	$—	$199,847,046
Rights	—	147,077	—	147,077
Collateral for Securities on Loan	4,891,480	—	—	4,891,480
Short Term Investments	2,647,056	—	—	2,647,056

TOTAL INVESTMENTS	$21,447,015	$186,085,644	$—	$207,532,659

*	Please refer to the Schedule of Investments for additional security details.